Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
ifrs_Cash and Cash Equivalents [Line Items]
Cash at bank	$ 293,823	$ 514,078
Cash and cash equivalents	293,823	514,078	[1]	$ 916,488	$ 585,416
AAA (F1+)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	16,030	20,916
AA
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2
A+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	15,686	22,790
A (F1)
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	67,505	244,483
A-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	216
BBB+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	15,889	506
BBB-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	88	115
B+
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7,611
B
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	169,517	217,335
B-
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		7,242
Not rated
ifrs_Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,279	$ 691

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.